STATEMENT OF CASH FLOWS (Details) - Schedule of other inflows (outflows) of cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other inflows (outflows) of cash [Abstract]
Fuel hedge	$ 14,269	$ (46,579)	$ (9,966)
Hedging margin guarantees	(4,900)	14,962	(21,200)
Tax paid on bank transaction	(2,530)	(1,261)	(11,369)
Fuel derivatives premiums	(17,077)	(3,949)	(17,102)
Bank commissions, taxes paid and other	(21,287)	(5,828)	(20,627)
Guarantees	(39,728)	(44,280)	(5,474)
Court deposits	(16,323)	38,528	(22,976)
Delta Air Lines Inc. Compensation		62,000	350,000
Total Other inflows (outflows) Operation flow	(87,576)	13,593	241,286
Tax paid on bank transaction	(425)	(2,192)	(2,249)
Guarantee deposit received from the sale of aircraft	18,900
Total Other inflows (outflows) Investment flow	18,475	(2,192)	(2,249)
Settlement of derivative contracts		(107,788)	(2,976)
Aircraft Financing advances			(55,728)
Fees paid to financial institutions	(11,034)
Total Other inflows (outflows) Financing flow	$ (11,034)	$ (107,788)	$ (58,704)